Segment Information - Summary of Operations Income (Loss), Net Income (loss) by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Operations income	$ 29,185	$ 83,205	$ 50,088	$ 62,362	$ 71,206	$ 2,965
Total net income (loss)	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operations income	29,185	83,205	50,088	62,362	71,206	2,965
Total net income (loss)	(21,098)	(11,059)	(27,234)	(25,948)	25,062	(8,364)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net income (loss)	$ 50,244	$ (39,389)	$ (25,630)	$ (27,485)	$ (9,369)	$ (4,827)